LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Basic Loss Per Share
The following table contains the data used in the computation of the basic loss per share:

	Year ended December 31,
	2018	2019	2020
	in USD thousands
Loss attributed to ordinary shares	(22,962)	(25,446)	(30,021)

	in thousands
Number of shares used in basic calculation	108,596	146,407	252,844

	in USD
Basic and diluted loss per ordinary share	(0.21)	(0.17)	(0.12)